Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deductible VAT input	¥ 1,018,766		¥ 456,774
Prepayment to vendors	333,367		185,401
Deposits	23,321		12,582
Other receivables	138,803		19,668
Total	¥ 1,514,257	$ 220,240	¥ 674,425